Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Unlimited HFEQ Equity Long/Short ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFEQ Equity Long/Short ETF
Class Name	Unlimited HFEQ Equity Long/Short ETF
Trading Symbol	HFEQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Unlimited HFEQ Equity Long/Short ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unlimitedetfs.com/hfeq . You can also request this information by contacting us at (844) 986-7700 or by writing the Fund at Unlimited HFEQ Equity Long/Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	www.unlimitedetfs.com/hfeq
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unlimited HFEQ Equity Long/Short ETF	$ 52	0.95%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%	[1]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Jan. 02, 2026
Net Assets	$ 21,354,000
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 90,059
Investment Company, Portfolio Turnover	213.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$ 21,354
Number of Holdings	23
Total Advisory Fee Paid	$ 90,059
Portfolio Turnover Rate	213%

Holdings [Text Block]	Sector Breakdown - Total Investments (% of total net assets) Other Financial Instruments Security Type (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Investments	Notional Exposure % of notional value
MSCI Emerging Markets Index	14.4
E-mini S&P Financial Select Sector	11.8
E-mini Nasdaq-100 Index	8.6
Euro STOXX 50 Dividend Index	7.3
E-mini S&P 500 Index	5.3
Vanguard Value ETF	4.8
MSCI EAFE Index	4.5
Cboe Volatility Index	3.0
Nikkei 225 Index	2.8
E-mini S&P Real Estate Select Sector	- 8.1

Material Fund Change [Text Block]	How has the Fund changed? Effective January 2, 2026 , the Fund changed the stock market exchange upon which the Fund’s shares are listed from the NYSE Arca, Inc. to the New York Stock Exchange LLC.
Unlimited HFGM Global Macro ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFGM Global Macro ETF
Class Name	Unlimited HFGM Global Macro ETF
Trading Symbol	HFGM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Unlimited HFGM Global Macro ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unlimitedetfs.com/hfgm . You can also request this information by contacting us at (844) 986-7700 or by writing the Fund at Unlimited HFGM Global Macro ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	www.unlimitedetfs.com/hfgm
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unlimited HFGM Global Macro ETF	$ 53	0.95%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 111,293,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 337,161
Investment Company, Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$ 111,293
Number of Holdings	30
Total Advisory Fee Paid	$ 337,161
Portfolio Turnover Rate	133%

Holdings [Text Block]	Sector Breakdown - Total Investments (% of total net assets) Other Financial Instruments Security Type (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Investments	Notional Exposure % of notional value
E-mini S&P 500 Index	11.1
iBoxx iShares $ High Yield Corporate Bond Index	8.5
Euro/U.S. Dollar Cross Currency Rate	7.7
Australian Dollar/U.S. Dollar	6.3
Gold	6.1
Live Cattle	5.6
Vanguard Emerging Markets Government Bond ETF	5.1
Nikkei 225 Index	3.9
Canadian Dollar/U.S. Dollar Cross Currency Rate	- 5.0
U.S. Treasury 5 Year Notes	- 6.2

Unlimited HFMF Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFMF Managed Futures ETF
Class Name	Unlimited HFMF Managed Futures ETF
Trading Symbol	HFMF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Unlimited HFMF Managed Futures ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unlimitedetfs.com/hfmf . You can also request this information by contacting us at (844) 986-7700 or by writing the Fund at Unlimited HFMF Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	www.unlimitedetfs.com/hfmf
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unlimited HFMF Managed Futures ETF	$ 51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[3]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Jan. 02, 2026
Net Assets	$ 19,443,000
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 45,283
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$ 19,443
Number of Holdings	19
Total Advisory Fee Paid	$ 45,283
Portfolio Turnover Rate	0%

Holdings [Text Block]	Sector Breakdown - Total Investments (% of total net assets) Other Financial Instruments Security Type (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Investments	Notional Exposure % of notional value
E-mini S&P 500 Index	13.7
Euro/U.S. Dollar Cross Currency Rate	10.2
Live Cattle	9.1
Gold	6.4
Sugar No. 11	5.8
WTI Crude Oil	5.8
Nikkei 225 Index	5.4
Australian Dollar/U.S. Dollar	4.3
Copper	4.2
U.S. Treasury Long Bonds	2.5

Material Fund Change [Text Block]	How has the Fund changed? Effective January 2, 2026 , the Fund changed the stock market exchange upon which the Fund’s shares are listed from the NYSE Arca, Inc. to the New York Stock Exchange LLC.
Unlimited HFND Multi-Strategy Return Tracker ETF
Shareholder Report [Line Items]
Fund Name	Unlimited HFND Multi-Strategy Return Tracker ETF
Class Name	Unlimited HFND Multi-Strategy Return Tracker ETF
Trading Symbol	HFND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Unlimited HFND Multi-Strategy Return Tracker ETF (the "Fund") for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.unlimitedetfs.com/hfnd . You can also request this information by contacting us at (844) 986-7700 or by writing the Fund at Unlimited HFND Multi-Strategy Return Tracker ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(844) 986-7700
Additional Information Website	www.unlimitedetfs.com/hfnd
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unlimited HFND Multi-Strategy Return Tracker ETF	$ 49	0.95%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[4]
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Oct. 09, 2025
Net Assets	$ 32,259,000
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 150,480
Investment Company, Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$ 32,259
Number of Holdings	43
Total Advisory Fee Paid	$ 150,480
Portfolio Turnover Rate	134%

Holdings [Text Block]	Sector Breakdown - Total Investments (% of total net assets) Other Financial Instruments Security Type (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2026)

Top Investments	Notional Exposure % of notional value
iBoxx iShares $ High Yield Corporate Bond Index	13.0
MSCI Emerging Markets Index	7.6
Bloomberg Commodity Index	6.7
Vanguard Growth ETF	5.4
Financial Select Sector SPDR Fund	3.9
iShares Agency Bond ETF	3.8
E-mini S&P 500 Index	3.2
Vanguard FTSE Europe ETF	3.0
E-mini S&P Real Estate Select Sector	- 2.8
U.S. Treasury 5 Year Notes	- 10.4

Material Fund Change [Text Block]

How has the Fund changed?

Effective October 9, 2025 , the Fund is classified as diversified. The Fund commenced operations as a non-diversified series of the Trust; however, the Fund continuously operated as diversified for three years and as of October 9, 2025 is classified as diversified.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[4]	Costs paid as a percentage of a $10,000 investment is an annualized figure.